Disclosures About Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	$ 811,081	$ 822,812
U.S. Treasury and Other U.S. Government Agencies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	4,429	6,497
U.S. Government-sponsored Enterprises (GSEs) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	144,168	145,212
Mortgage-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	417,030	444,438
Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	49,973	45,250
Corporate Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	2,423	2,403
States and Municipal Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	193,058	179,012
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Hedged Loans		25,452
Total investment securities available-for-sale	811,081	822,812
Mortgage loans held for sale	2,294	3,355
Derivative instruments	52	4,705
Other investments	2,045	1,965
Total assets	815,472	858,289
Derivative instruments	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | U.S. Treasury and Other U.S. Government Agencies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	4,429	6,497
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | U.S. Government-sponsored Enterprises (GSEs) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	144,168	145,212
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Mortgage-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	417,030	444,438
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	49,973	45,250
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Corporate Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	2,423	2,403
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | States and Municipal Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	193,058	179,012
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Hedged Loans		0
Total investment securities available-for-sale	4,429	6,497
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Other investments	0	0
Total assets	4,429	6,497
Derivative instruments	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | U.S. Treasury and Other U.S. Government Agencies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	4,429	6,497
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | U.S. Government-sponsored Enterprises (GSEs) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Mortgage-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Corporate Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | States and Municipal Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Hedged Loans		25,452
Total investment securities available-for-sale	806,652	816,315
Mortgage loans held for sale	2,294	3,355
Derivative instruments	52	4,705
Other investments	0	0
Total assets	808,998	849,827
Derivative instruments	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | U.S. Treasury and Other U.S. Government Agencies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | U.S. Government-sponsored Enterprises (GSEs) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	144,168	145,212
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Mortgage-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	417,030	444,438
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	49,973	45,250
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Corporate Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	2,423	2,403
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | States and Municipal Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	193,058	179,012
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Hedged Loans		0
Total investment securities available-for-sale	0	0
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Other investments	2,045	1,965
Total assets	2,045	1,965
Derivative instruments	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | U.S. Treasury and Other U.S. Government Agencies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | U.S. Government-sponsored Enterprises (GSEs) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Mortgage-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Corporate Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | States and Municipal Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investment securities available-for-sale	$ 0	$ 0